REVENUE - Schedule of Disaggregation of Revenue by Contract Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	$ 2,415,689	$ 2,095,939	$ 1,780,243
Time and material contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	1,714,120	1,654,280	1,475,848
Fixed-price contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	606,860	383,867	273,344
Licenses, resales and others
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	$ 94,709	$ 57,792	$ 31,051